PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	At December 31,
	2014	2015

Buildings	$30,744	$29,507
Leasehold improvements	929	892
Furniture, fixtures and equipment	4,593	4,500
Motor vehicles	556	532
Plant and machinery	11,569	11,475
Total	48,391	46,906
Less: Accumulated depreciation	(18,064)	(18,922)
Property, plant and equipment, net	$30,327	$27,984